Barclays PLC parent company balance sheet (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
Barclays PLC parent company balance sheet

	As at 30.06.21	As at 31.12.20
Assets	£m	£m
Investment in subsidiaries	58,828	58,886
Loans and advances to subsidiaries	23,295	24,710
Financial assets at fair value through the income statement	21,046	17,521
Derivative financial instruments	2	7
Other assets	19	65
Total assets	103,190	101,189

Liabilities
Deposits at amortised cost	476	482
Cash collateral and settlement balances	—	—
Debt securities in issue	26,663	28,428
Subordinated liabilities	9,170	7,724
Financial liabilities designated at fair value	12,130	9,507
Other liabilities	135	176
Total liabilities	48,574	46,317

Equity
Called up share capital	4,249	4,340
Share premium account	319	297
Other equity instruments	11,169	11,169
Other reserves	488	394
Retained earnings	38,391	38,672
Total equity	54,616	54,872

Total liabilities and equity	103,190	101,189